Risk (Details 1) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Risk
Current financial assets (securities and accrued interest)	€ 8,333,240	€ 32,947,491
Cash and cash equivalents	22,530,687	4,123,532
Total assets exposed to the risk	€ 30,863,927	€ 37,071,023